Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficiency) (Parenthetical) (USD $)	Sep. 30, 2014
Statement of Stockholders' Equity [Abstract]
Common stock, par value	$ 0.01
Common stock, issue price	$ 3.64